Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Balance sheet items, except for equity accounts [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.0176		7.0999
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1977	7.0343